INVENTORIES (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Finished goods	$ 56.5	$ 33.8
Ore stockpiles	50.8	55.7
Mine supplies	164.6	176.8
Current inventories	271.9	266.3
Non-current ore stockpiles	153.0	106.5
Inventories	$ 424.9	$ 372.8